Share-Based Compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, Beginning Balance	8,032,458
Number of Options, Granted	333,077
Number of Options, Forfeited	72,891
Number of Options, Exercised	1,113,098
Number of Options, Outstanding, Ending Balance	7,179,546	8,032,458
Number of Options, Vested and expected to vest	7,179,546
Number of Options, Exercisable	5,237,925
Weighted-Average Exercise Price, Outstanding, Beginning Balance	¥ 9.04
Weighted-Average Exercise Price, Granted	8.98
Weighted-Average Exercise Price, Forfeited	36.42
Weighted-Average Exercise Price, Exercised	2.74
Weighted-Average Exercise Price, Outstanding, Ending Balance	9.74	¥ 9.04
Weighted-Average Exercise Price, Vested and expected to vest	9.74
Weighted-Average Exercise Price, Exercisable	5.17
Weighted- Average grant-date Fair Value per Option, Outstanding, Beginning Balance	12.48
Weighted- Average grant-date Fair Value per Option, Granted	50.18
Weighted- Average grant-date Fair Value per Option, Forfeited	28.52
Weighted- Average grant-date Fair Value per Option, Exercised	4.06
Weighted- Average grant-date Fair Value per Option, Outstanding, Ending Balance	15.37	¥ 12.48
Weighted- Average grant-date Fair Value per Option, Vested and expected to vest	15.37
Weighted- Average grant-date Fair Value per Option, Exercisable	¥ 7.90
Weighted Average Remaining Contractual Term (Years), Outstanding	6 years 9 months	7 years 5 months 19 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	6 years 9 months
Weighted Average Remaining Contractual Term (Years), Exercisable	6 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding	¥ 163,589	¥ 507,876
Aggregate Intrinsic Value, Vested and expected to vest	163,589
Aggregate Intrinsic Value, Exercisable	¥ 137,787